Earnings per share - Additional Information (Details)		3 Months Ended	12 Months Ended
	Jul. 06, 2023	Mar. 31, 2024 shares	Dec. 31, 2023
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	29,676		18,450
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		292,687
Dilutive effect of share options on number of ordinary shares		109,322